COMMITMENTS - Narrative (Details) t in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) t	Dec. 31, 2018 USD ($)
Disclosure of commitments [line items]
Commitments in relation to associates	$ 367,000,000	$ 405,000,000
Commitments in relation to joint ventures	1,632,000,000	2,246,000,000
Provision of guarantees or collateral by entity, third party transactions	209,000,000	235,000,000
Pledges of property, plant and equipment	172,000,000	225,000,000
Supply commitment, remaining minimum amount committed	121,000,000	201,000,000
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, collateral amount	127,000,000
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility	122,000,000
Associates
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	0	7,000,000
Commitments in relation to associates within sureties, guaranteed, LOC, pledges and other collateral	350,000,000	380,000,000
Joint ventures
Disclosure of commitments [line items]
Commitments in relation to joint ventures	161,000,000	154,000,000
Provision of guarantees or collateral by entity, related party transactions	1,057,000,000	1,079,000,000
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures	927,000,000	1,489,000,000
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures	682,000,000	711,000,000
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	318,000,000	348,000,000
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	393,000,000	397,000,000
Essar Steel India Limited
Disclosure of commitments [line items]
Guarantees, pledges and other collateral, related to performance guarantee	572,000,000	567,000,000
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of commitments [line items]
Contractual capital commitments	155,000,000	171,000,000
ArcelorMittal México S.A. de C.V.
Disclosure of commitments [line items]
Contractual capital commitments	369,000,000	413,000,000
Total amount of investment program	$ 1,000,000,000
Term of investment program	3 years
Construction capacity of investment program (in tonnes) | t	2.5
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Maximum fine for non-compliance with agreement	$ 26,000,000
Ilva S.p.A.
Disclosure of commitments [line items]
Industrial capital expenditure commitments	$ 1,360,000,000	1,412,000,000
Industrial capital expenditure commitments, period	7 years
Environmental capital expenditure commitments	$ 797,000,000	$ 917,000,000